UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  28-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     August 07, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,142,959 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    22990   687092 SH       SOLE                   687092        0        0
ADOBE SYS INC                  COM              00724F101    29108  1028550 SH       SOLE                  1028550        0        0
AETNA INC NEW                  COM              00817Y108    20369   813123 SH       SOLE                   813123        0        0
ALCON INC                      COM SHS          H01301102    49110   422927 SH       SOLE                   422927        0        0
BECTON DICKINSON & CO          COM              075887109    29635   415584 SH       SOLE                   415584        0        0
BIOVAIL CORP                   COM              09067J109     5627   418395 SH       SOLE                   418395        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    33344  1178223 SH       SOLE                  1178223        0        0
CISCO SYS INC                  COM              17275R102    39577  2122106 SH       SOLE                  2122106        0        0
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100      211     6565 SH       SOLE                     6565        0        0
COCA COLA CO                   COM              191216100    54216  1129727 SH       SOLE                  1129727        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    24460   916107 SH       SOLE                   916107        0        0
CUMMINS INC                    COM              231021106    31180   885556 SH       SOLE                   885556        0        0
DANAHER CORP DEL               COM              235851102    40644   658308 SH       SOLE                   658308        0        0
DIRECTV GROUP INC              COM              25459L106    22172   897282 SH       SOLE                   897282        0        0
DISNEY WALT CO                 COM DISNEY       254687106    26432  1132961 SH       SOLE                  1132961        0        0
EMCOR GROUP INC                COM              29084Q100    20794  1033481 SH       SOLE                  1033481        0        0
FACTSET RESH SYS INC           COM              303075105    21512   431367 SH       SOLE                   431367        0        0
FIRST TR ISE CHINDIA INDEX F   COM              33733A102      489    29747 SH       SOLE                    29747        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      897   100839 SH       SOLE                   100839        0        0
ISHARES INC                    MSCI S KOREA     464286772      477    13722 SH       SOLE                    13722        0        0
ISHARES INC                    MSCI SPAIN       464286764      485    12052 SH       SOLE                    12052        0        0
ISHARES TR                     DJ PHARMA INDX   464288836      269     5808 SH       SOLE                     5808        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      582    18065 SH       SOLE                    18065        0        0
ISHARES TR                     MSCI ACWI EX     464288240     1108    33353 SH       SOLE                    33353        0        0
ISHARES TR                     S&P 100 IDX FD   464287101    71723  1666813 SH       SOLE                  1666813        0        0
ITT CORP NEW                   COM              450911102    36470   819551 SH       SOLE                   819551        0        0
MARATHON OIL CORP              COM              565849106    32123  1066149 SH       SOLE                  1066149        0        0
MICROSOFT CORP                 COM              594918104    39957  1680978 SH       SOLE                  1680978        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103   105748  1005207 SH       SOLE                  1005207        0        0
MONSANTO CO NEW                COM              61166W101    47990   645548 SH       SOLE                   645548        0        0
NIKE INC                       CL B             654106103    28739   555015 SH       SOLE                   555015        0        0
NUCOR CORP                     COM              670346105    22112   497683 SH       SOLE                   497683        0        0
ORACLE CORP                    COM              68389X105    60424  2820924 SH       SOLE                  2820924        0        0
QLOGIC CORP                    COM              747277101    23782  1875588 SH       SOLE                  1875588        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    26858   475961 SH       SOLE                   475961        0        0
SEI INVESTMENTS CO             COM              784117103    23877  1323572 SH       SOLE                  1323572        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      210     4373 SH       SOLE                     4373        0        0
SOUTHERN COPPER CORP           COM              84265V105    26265  1284991 SH       SOLE                  1284991        0        0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400      874    14388 SH       SOLE                    14388        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707      890    16035 SH       SOLE                    16035        0        0
SPDR INDEX SHS FDS             S&P BRIC 40ETF   78463X798      556    27862 SH       SOLE                    27862        0        0
SPDR TR                        UNIT SER 1       78462F103    59004   641692 SH       SOLE                   641692        0        0
STRYKER CORP                   COM              863667101    34329   863828 SH       SOLE                   863828        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      455    11843 SH       SOLE                    11843        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702      255     5984 SH       SOLE                     5984        0        0
VCA ANTECH INC                 COM              918194101    24630   922456 SH       SOLE                   922456        0        0